Note 27 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	€ 35,746	€ 35,611	€ 32,253
Cost of sales	(20,938)	(19,200)	(18,468)
Gross profit	14,808	16,411	13,785
Research and development expenses	(3,881)	(3,868)	(2,690)
Selling and marketing expenses	(9,526)	(8,856)	(7,406)
General and administrative expenses	(3,428)	(3,296)	(3,202)
Total expenses	(16,835)	(16,019)	(13,298)
Segment operating income (loss)	(2,027)	392	488
Total Assets	46,897	46,591	38,581
Capital expenditures	2,118	1,621	664
Long-lived assets	7,082	5,779	4,949
Goodwill	2,412	2,412	2,412
Product [Member]
Revenues	22,580	24,045	21,906
Cost of sales	(13,170)	(12,288)	(12,256)
HIFU Treatments and Devices Leased [Member]
Revenues	5,095	4,906	4,408
Cost of sales	(2,667)	(2,527)	(2,556)
Parts and Services [Member]
Revenues	8,011	6,628	5,904
Cost of sales	(5,101)	(4,385)	(3,656)
Product and Services, Excluding Other [Member]
Revenues	35,686	35,579	32,218
Product and Service, Other [Member]
Revenues	60	32	35
High Intensity Focused Ultrasound (HIFU) [Member]
Revenues	9,513	13,819	8,476
Cost of sales	(4,732)	(5,710)	(3,636)
Gross profit	4,782	8,109	4,841
Research and development expenses	(2,469)	(2,452)	(1,387)
Selling and marketing expenses	(4,004)	(3,888)	(2,284)
General and administrative expenses	(1,009)	(804)	(646)
Total expenses	(7,482)	(7,144)	(4,318)
Segment operating income (loss)	(2,701)	964	523
Total Assets	11,333	11,680	9,619
Capital expenditures	1,190	1,013	457
Long-lived assets	2,804	1,775	1,437
Goodwill	645	645	645
High Intensity Focused Ultrasound (HIFU) [Member] | Product [Member]
Revenues	4,232	9,382	4,878
High Intensity Focused Ultrasound (HIFU) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	3,800	3,547	2,908
High Intensity Focused Ultrasound (HIFU) [Member] | Parts and Services [Member]
Revenues	1,445	862	658
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Services, Excluding Other [Member]
Revenues	9,477	13,791	8,444
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Service, Other [Member]
Revenues	36	28	32
Urology Devices and Services (UDS) [Member]
Revenues	26,233	21,792	23,777
Cost of sales	(16,207)	(13,490)	(14,832)
Gross profit	10,026	8,302	8,945
Research and development expenses	(1,413)	(1,416)	(992)
Selling and marketing expenses	(5,521)	(4,968)	(5,122)
General and administrative expenses	(1,057)	(1,177)	(1,192)
Total expenses	(7,991)	(7,560)	(7,306)
Segment operating income (loss)	2,035	742	1,639
Total Assets	27,803	24,202	25,818
Capital expenditures	928	608	207
Long-lived assets	4,278	3,812	3,320
Goodwill	1,767	1,767	1,767
Urology Devices and Services (UDS) [Member] | Product [Member]
Revenues	18,348	14,664	17,027
Urology Devices and Services (UDS) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	1,295	1,359	1,501
Urology Devices and Services (UDS) [Member] | Parts and Services [Member]
Revenues	6,566	5,766	5,246
Urology Devices and Services (UDS) [Member] | Product and Services, Excluding Other [Member]
Revenues	26,209	21,789	23,774
Urology Devices and Services (UDS) [Member] | Product and Service, Other [Member]
Revenues	24	4	3
EDAP Technomed Co Ltd. [Member]
Revenues
Cost of sales
Gross profit
Research and development expenses
Selling and marketing expenses
General and administrative expenses	(1,362)	(1,315)	(1,363)
Total expenses	(1,362)	(1,315)	(1,363)
Segment operating income (loss)	(1,362)	(1,315)	(1,363)
Total Assets	7,761	10,709	3,144
Capital expenditures
Long-lived assets		192	192
Goodwill
EDAP Technomed Co Ltd. [Member] | Product [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | HIFU Treatments and Devices Leased [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Parts and Services [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Services, Excluding Other [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Service, Other [Member]
Revenues
FDA [Member]
Revenues
Cost of sales
Gross profit
Research and development expenses			(311)
Selling and marketing expenses
General and administrative expenses
Total expenses			(311)
Segment operating income (loss)			(311)
Total Assets
Capital expenditures
Long-lived assets
Goodwill
FDA [Member] | Product [Member]
Revenues
FDA [Member] | HIFU Treatments and Devices Leased [Member]
Revenues
FDA [Member] | Parts and Services [Member]
Revenues
FDA [Member] | Product and Services, Excluding Other [Member]
Revenues
FDA [Member] | Product and Service, Other [Member]
Revenues